Goodwill and Intangible Assets - Summary of Continuity of Goodwill By Group of CGUs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Goodwill [Line Items]
Beginning balance	$ 6,535	$ 6,340
Acquisitions during the year	132
Dispositions during the year	(21)
Foreign exchange and other	(1,136)	63
Ending balance	5,378	6,535
Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	3,938	3,893
Foreign exchange and other	(274)	45
Ending balance	3,664	3,938
Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2,170	2,147
Dispositions during the year	(21)
Foreign exchange and other	(837)	23
Ending balance	1,312	2,170
Capital markets [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	427	300
Acquisitions during the year	132
Foreign exchange and other	(25)	(5)
Ending balance	402	427
Traditional wealth management [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2,168	2,145
Dispositions during the year	(21)
Foreign exchange and other	(837)	23
Ending balance	1,310	2,168
Insurance products [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2	2
Ending balance	2	2
Canada [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	97	97
Ending balance	97	97
United States [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	3,841	3,796
Foreign exchange and other	(274)	45
Ending balance	$ 3,567	$ 3,841